UNITED STATES
         SECURITIES & EXCHANGE COMMISSION
              Washington, D.C. 20549

		       Form 13F

		  Form 13F COVER PAGE

 Report for the Calendar Year or Quarter Ended: December 31, 2008

 Check here if Amendment [ ];    Amendment Number:

 This amendment (Check only one.) :  [ ] is a restatement
 [ ] adds new holdings entries.

 Institutional Investment Manager Filing this Report:

 Name:          The Adams Express Company
 Address:       7 St. Paul Street, Suite 1140
                Baltimore, MD  21202

 Form 13F File Number:      28-597


 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists,and tables, are considered integral parts of this form.


 Person Signing this Report on Behalf of Reporting Manager:


 Name:        Christine M. Sloan
 Title:       Assistant Treasurer
 Phone:       (410) 752-5900

 Signature, Place, and Date of Signing:

 /s/ Christine M. Sloan        Baltimore, MD            February 12, 2009

   [Signature]                 [City, State]               [Date]



 Report Type (Check only one.):

 [X]   13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

 [   ]   13F NOTICE.  (Check here if no holdings reported
 are in this report, and all holdings are reported by other

 [   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager (s).)






  		    Form 13F SUMMARY PAGE

  Report Summary:

  Number of Other Included Managers:     0

  Form 13F Information Table Entry Total: 69

  Form 13F Information Table Value Total: $ 751,948
                                         (in thousands)

  List of Other Included Managers:

  Provide a numbered list of the name (s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

  NONE


       COLUMN 1        COLUMN 2 COLUMN 3    COLUMN 4        COLUMN 5     COLUMN 6 COLUMN 7  COLUMN 8
    NAME OF ISSUER     TITLE OF CUSIP       VALUE     SHS/PRN   SH/ PUT/ INV      OTHER     VOTING
			CLASS		    000's     AMOUNT    PRN CALL DISC     MANAGERS  AUTHORITY
                                                                                           SOLE SHARED NONE
  3M COMPANY              COM     88579Y101   9,206    160,000  SH      SOLE               160,000
  ABBOTT LABS             COM     002824100  17,078    320,000  SH      SOLE               320,000
  AT&T CORP               COM     00206R102  11,400    400,000  SH      SOLE               400,000
  AUTOMATIC DATA PROCES   COM     053015103  11,802    300,000  SH      SOLE               300,000
  AVON PRODUCTS           COM     054303102   9,732    405,000  SH      SOLE               405,000
  BANK OF AMERICA         COM     060505104  11,264    800,000  SH      SOLE               800,000
  BANK OF NEW YORK MELL   COM     064058100  11,439    403,775  SH      SOLE               403,775
  BRISTOL MYERS SQUIBB    COM     110122108   8,021    345,000  SH      SOLE               345,000
  BROADCOM CORP           COM     111320107   6,788    400,000  SH      SOLE               400,000
  BUNGE LTD.              COM     G16962105   8,283    160,000  SH      SOLE               160,000
  CHEVRON CORP.           COM     166764100  11,096    150,000  SH      SOLE               150,000
  CINTAS CORP.            COM     172908105   6,969    300,000  SH      SOLE               300,000
  CISCO SYSTEMS           COM     17275R102  13,855    850,000  SH      SOLE               850,000
  COCA-COLA CO.           COM     191216100  10,865    240,000  SH      SOLE               240,000
  CONOCOPHILLIPS          COM     20825C104   7,770    150,000  SH      SOLE               150,000
  CONSOL ENERGY INC.      COM     20854P109   5,716    200,000  SH      SOLE               200,000
  CORNING INC             COM     219350105   4,765    500,000  SH      SOLE               500,000
  CURTISS-WRIGHT CORP     COM     231561101  12,020    360,000  SH      SOLE               360,000
  CVS/CAREMARK CORPORAT   COM     126650100   8,191    285,000  SH      SOLE               285,000
  DEAN FOODS              COM     242370104   6,110    340,000  SH      SOLE               340,000
  DEL MONTE FOODS         COM     24522P103   9,282  1,300,000  SH      SOLE               1,300,000
  DELL INC.               COM     24702R101   5,990    585,000  SH      SOLE               585,000
  DUPONT EI DE NEMOURS    COM     263534109   9,108    360,000  SH      SOLE               360,000
  EMERSON ELECTRIC        COM     291011104  10,983    300,000  SH      SOLE               300,000
  EXXON MOBIL CORP.       COM     30231G102  17,163    215,000  SH      SOLE               215,000
  GENENTECH, INC          COM     368710406  18,240    220,000  SH      SOLE               220,000
  GENERAL ELECTRIC CO.    COM     369604103  22,486  1,388,000  SH      SOLE               1,388,000
  HALLIBURTON CO.         COM     406216101   5,454    300,000  SH      SOLE               300,000
  HANSEN NATURAL CORP.    COM     411310105  12,574    375,000  SH      SOLE               375,000
  HARSCO CORP.            COM     415864107   6,920    250,000  SH      SOLE               250,000
  HOSPIRA INC.            COM     441060100   8,046    300,000  SH      SOLE               300,000
  ILLINOIS TOOL WORKS     COM     452308109   8,763    250,000  SH      SOLE               250,000
  INTEL CORP              COM     458140100  12,314    840,000  SH      SOLE               840,000
  JOHNSON & JOHNSON       COM     478160104  15,257    255,000  SH      SOLE               255,000
  LOWE'S COS INC.         COM     548661107  12,912    600,000  SH      SOLE               600,000
  MASCO CORP              COM     574599106   5,009    450,000  SH      SOLE               450,000
  MCDONALD'S CORP         COM     580135101   8,396    135,000  SH      SOLE               135,000
  MDU RESOURCES GROUP,    COM     552690109  12,139    562,500  SH      SOLE               562,500
  MEDTRONIC INC.          COM     585055106   9,740    310,000  SH      SOLE               310,000
  MICROSOFT CORP          COM     594918104  22,939  1,180,000  SH      SOLE               1,180,000
  NEWELL RUBBERMAID INC   COM     651229106   3,912    400,000  SH      SOLE               400,000
  NORTHEAST UTILITIES     COM     664397106   8,421    350,000  SH      SOLE               350,000
  ORACLE CORP             COM     68389X105  19,503  1,100,000  SH      SOLE               1,100,000
  OSHKOSH CORPORATION     COM     688239201   2,934    330,000  SH      SOLE               330,000
  PEPSI CO. INC.          COM     713448108  19,717    360,000  SH      SOLE               360,000
  PETROLEUM & RESOURCES   COM     716549100  42,445  2,186,774  SH      SOLE               2,186,774
  PFIZER INC              COM     717081103  19,835  1,120,000  SH      SOLE               1,120,000
  PNC FINANCIAL SERVICE   COM     693475105   9,800    200,000  SH      SOLE               200,000
  PROCTER & GAMBLE COMP   COM     742718109  19,473    315,000  SH      SOLE               315,000
  PROSPERITY BANCSHARES   COM     743606105   4,734    160,000  SH      SOLE               160,000
  PRUDENTIAL FINANCIAL    COM     744320102   7,111    235,000  SH      SOLE               235,000
  RYLAND GROUP INC.       COM     783764103   6,070    343,500  SH      SOLE               343,500
  SAFEWAY, INC            COM     786514208   9,270    390,000  SH      SOLE               390,000
  SCHLUMBERGER LTD        COM     806857108   5,926    140,000  SH      SOLE               140,000
  SENOMYX INC.            COM     81724Q107   2,746    984,400  SH      SOLE               984,400
  SPECTRA ENERGY CORP.    COM     847560109   4,813    305,780  SH      SOLE               305,780
  SPIRIT AEROSYSTEMS HO   COM     848574109   7,322    720,000  SH      SOLE               720,000
  STATE STREET CORP.      COM     857477103  10,226    260,000  SH      SOLE               260,000
  TARGET CORP.            COM     87612E106  11,050    320,000  SH      SOLE               320,000
  TATA MOTORS LTD.  ADR   COM     876568502   4,450   1,000,00  SH      SOLE               1,000,000
  TEVA PHARMACEUTICAL I   ADR     881624209  15,751    370,000  SH      SOLE               370,000
  TRANSOCEAN LTD          SHS     H8817H100   7,560    160,000  SH      SOLE               160,000
  UNILEVER PLC ADR   SPON ADR NEW 904767704  18,416    800,000  SH      SOLE               800,000
  UNITED TECHNOLOGIES     COM     913017109  16,080    300,000  SH      SOLE               300,000
  VISA INC.              COM CL A 92826C839   9,441    180,000  SH      SOLE               180,000
  WELLS FARGO COMPANY     COM     949746101  12,529    425,000  SH      SOLE               425,000
  WILMINGTON TRUST CORP   COM     971807102   8,073    363,000  SH      SOLE               363,000
  WYETH COMPANY           COM     983024100  12,191    325,000  SH      SOLE               325,000
  ZIMMER HLDGS INC.       COM     98956P102   6,064    150,000  SH      SOLE               150,000
                                            751,948